Stock-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

10. Stock-Based Compensation

Equity Compensation Plans

We maintain three equity compensation plans: 2014 Equity Incentive Plan (the “2014 EIP”), 2014 Inducement Plan (the “2014 IN”) and 2014 Employee Stock Purchase Plan (the “2014 ESPP”). Under the 2014 EIP and 2014 IN, stock options may be granted with different vesting terms with maximum contractual term of 10 years from the grant dates. Under the 2014 EIP and the 2014 IN, stock options typically vest over four years, either with 25% of the total grant vesting on the first anniversary of the grant date and 1/36th of the remaining grant vesting each month thereafter or 1/48th vesting monthly; restricted stock awards typically vest annually over 1, 3, or 4 years. The 2014 EIP is the successor of the 2012 and 2002 Equity Incentive Plans, and any canceled or forfeited common stock shares under the 2012 and 2002 Equity Incentive Plans were retired upon the effectiveness of the 2014 EIP.

2014 EIP

The 2014 EIP was effective on February 5, 2014, and the plan provides for the issuance of stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance stock awards, and other forms of equity compensation to qualified employees, directors and consultants. The common stock shares reserved for issuance under the 2014 EIP will automatically increase each year on January 1st from January 1, 2015 to January 1, 2024 by 4% of our total common stock shares outstanding on December 31st of the preceding calendar year or a lesser number of shares determined by our Board of Directors. On January 1, 2019, the common stock shares reserved for issuance under the 2014 EIP increased by 1,479,008 shares, and on January 1, 2020, the common stock shares reserved for issuance under the 2014 EIP increased by 2,094,989 shares. For the year ended December 31, 2019, 1,976,750 stock options and 1,640,275 restricted stock awards, including 865,000 performance stock awards, were granted under the 2014 EIP. As of December 31, 2019, 641,813 common stock shares were available for issuance under the 2014 EIP.

2014 IN

The 2014 IN was effective on August 29, 2014, and the plan provides for the issuance of stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance stock awards, and other forms of equity compensation exclusively to individuals that were not previously employees or directors of us, as an inducement material to the individual’s entry into employment with us Stockholder approval of the 2014 IN was not required pursuant to Rule 5635 (c)(4) of the Nasdaq Listing Rules. For the year ended December 31, 2019, no stock options or restricted stock awards were granted under the 2014 IN. As of December 31, 2019, 174,546 common stock shares were available for issuance under the 2014 IN.

2014 ESPP

The 2014 ESPP was effective on February 5, 2014, and the plan provides employees with an opportunity to purchase our common stock through accumulated payroll deductions. The common stock shares reserved for issuance under the 2014 ESPP will automatically increase each year on January 1st from January 1, 2015 to January 1, 2024 by the lesser of (i) 1% of the total common stock shares outstanding on December 31st of the preceding calendar year, (ii) 300,000 common stock shares or (iii) a lesser number of common stock shares determined by our Board of Directors. On January 1, 2019, the number of shares of common stock reserved for issuance under the 2014 ESPP increased by 300,000 shares, and on January 1, 2020, the common stock shares reserved for issuance under the 2014 ESPP increased by 300,000 shares. For the year ended December 31, 2019, 74,935 common stock shares were issued to employees under the 2014 ESPP. As of December 31, 2019, 1,404,005 common stock shares were available for issuance under the 2014 ESPP.

Stock Options

The following table summarizes our stock option activities:

	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in Years)	Weighted- Average Grant- Date Fair Value Per Share	Aggregate Intrinsic Value(1) (in thousands)
Balance as of December 31, 2016	2,790,646	$19.31
Granted	960,525	$21.75		$13.59
Exercised	(309,341)	$12.88			$7,073
Forfeited	(231,430)	$22.76

Balance as of December 31, 2017	3,210,400	$20.41
Granted	1,136,650	$28.30		$16.35
Exercised	(293,100)	$15.45			$1,519
Forfeited	(448,617)	$25.59

Balance as of December 31, 2018	3,605,333	$22.66
Granted	1,976,750	$14.53		$8.29
Exercised	(10,135)	$11.76			$45
Forfeited	(837,332)	$22.40

Balance as of December 31, 2019	4,734,616	$19.34	6.2		$7,762

Exercisable as of December 31, 2019	2,659,741	$21.31	3.9		$3,433

(1)

The total intrinsic values of options exercised as of December 31, 2019, 2018 and 2017 were determined by multiplying the number of shares by the difference between exercise price of the stock options and the fair value of the common stock as of December 31, 2019, 2018 and 2017 of $16.23, $20.13 and $35.75 per share, respectively. The intrinsic values of outstanding and exercisable options were determined by multiplying the number of shares by the difference in exercise price of the options and the fair value of the common stock as of December 31, 2019.

Restricted Stock Awards

The following table summarizes our activities of restricted stock awards, including performance stock awards:

	Shares	Weighted- Average Grant- Date Fair Value Per Share
Unvested balance as of December 31, 2016	416,229	$20.02
Granted	435,525	$22.08
Vested	(130,562)	$23.25
Forfeited	(81,905)	$19.32

Unvested balance as of December 31, 2017	639,287	$20.86
Granted	373,500	$28.37
Vested	(235,307)	$20.25
Forfeited	(172,468)	$24.83

Unvested balance as of December 31, 2018	605,012	$24.61
Granted	1,640,275	$12.78
Vested	(244,038)	$23.80
Forfeited	(192,731)	$21.47

Unvested balance as of December 31, 2019	1,808,518	$14.32

For the year ended December 31, 2019, we granted 865,000 shares of performance stock awards with weighted-average grant-date fair value of $10.78 per share. The performance stock awards will vest based on certain market and performance conditions, and all 865,000 shares were unvested as of December 31, 2019. There were no performance stock awards granted prior to 2019.

Stock-based Awards Valuation

Stock Option and 2014 ESPP Shares

The fair value of both stock options and the option component of shares purchased under our 2014 ESPP was estimated using the Black-Scholes option pricing model. The description of the significant assumptions used in the model are as follows:

•	Fair Value of Common Stock. The fair value of the common stock shares is based on our stock price as quoted by the Nasdaq.

•

Expected Term. For stock options, the expected term is based on the simplified method, as our stock options have the following characteristics: (i) granted at-the-money; (ii) exercisability is conditioned upon service through the vesting date; (iii) termination of service prior to vesting results in forfeiture; (iv) limited exercise period following termination of service; and (v) options are non-transferable and non-hedgeable, or “plain vanilla” options, and we have limited history of exercise data. For stock options granted to non-employees before adoption of ASU 2018-07 on July 1, 2018 (Note 2), the expected term is based on the remaining contractual term. For ESPP, the expected term is based on the term of the purchase period under the 2014 ESPP.

•

Expected Volatility. The expected volatility is based on the historical volatilities of a group of similar entities combined with the historical volatility of us. In evaluating similarity, we considered factors such as industry, stage of life cycle, capital structure, and company size.

•	Risk-Free Interest Rate. The risk-free interest rate is based on U.S. Treasury constant maturity rates with remaining terms similar to the expected term of the stock options.

•	Expected Dividend Rate. We use an expected dividend rate of zero because we have never paid any dividends and do not plan to pay dividends in the foreseeable future.

•	Forfeitures. We account for forfeitures as they occur.

The fair values of stock options were estimated using the Black-Scholes option pricing model with the following weighted-average assumptions in 2019:

Year Ended December 31, 2019
Expected term (in years)	6.03
Expected volatility	60.2%
Risk-free interest rate	2.1%
Expected dividend rate	—%

The fair values of the option component of the shares purchased under the 2014 ESPP were estimated using the Black-Scholes option pricing model with the following weighted-average assumptions for years presented:

	Year Ended December 31,
	2019	2018	2017
Expected term (in years)	0.5	0.5	0.5
Expected volatility	43.4%	50.9%	59.2%
Risk-free interest rate	2.3%	1.9%	0.9%
Expected dividend rate	—%	—%	—%

Stock Option Assumptions Before 2019

Effective July 1, 2018, we adopted ASU 2018-07 (Note 2). All non-employee consultants stock options granted prior to adoption were remeasured at fair value as of July 1, 2018. Before adoption, stock-based compensation expense related to stock options granted to non-employee consultants is recognized as the stock options are earned. For non-employees, the fair values of the stock options vested were remeasured at each reporting date using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2018	2017
Expected term (in years)	5.5	8.9
Expected volatility	59.4%	67.9%
Risk-free interest rate	2.8%	2.3%
Expected dividend rate	—%	—%

ASU 2018-07 did not impact valuation of stock options for employees and non-employee directors. The fair values of the employee and non-employee director stock options were estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2018	2017
Expected term (in years)	6.0	6.0
Expected volatility	60.2%	67.7%
Risk-free interest rate	2.7%	2.1%
Expected dividend rate	—%	—%

Performance Stock Awards Subject to Market-based Vesting Conditions

Certain performance stock awards granted in 2019 include market-based vesting conditions (“market-based PSAs”). These market-based PSAs vest upon the earlier of i) the date that the closing share price of our common stock meet certain minimum share prices on a volume-weighted basis for a specified period of time or ii) upon a change in control in which the purchase price of our common stock is at or above the same minimum share prices as determined in the award agreement.

We determined the fair value of the market-based PSAs using the Monte Carlo simulation model. The following weighted-average assumptions were used in the Monte Carlo simulation model in determining fair value of these performance stock awards:

Year Ended December 31, 2019
Expected term (in years) (1)	10.0
Expected volatility (2)	60.0%
Risk-free interest rate	1.8%
Expected dividend rate	—%

(1)	Expected term was based on the expiration period of the performance stock awards in the award agreement.
(2)	Expected volatility was based on the historical volatilities of a group of similar entities combined with our historical volatility.

For the year ended December 31, 2019, we recognized stock-based compensation expense of $0.5 million for the market-based PSAs.

Stock-based compensation expense was allocated as follows:

(in thousands)	Year Ended December 31,
	2019	2018	2017
Research and development	$8,512	$7,480	$5,902
General and administrative	9,410	8,793	7,328

Total stock-based compensation expense	$17,922	$16,273	$13,230

Unrecognized Compensation Cost

	As of December 31,
	2019		2018
	Unrecognized Compensation Cost	Weighted Average Expected Recognize Period	Unrecognized Compensation Cost	Weighted Average Expected Recognize Period
	(in thousands)	(in years)	(in thousands)	(in years)
Stock options	$18,487	2.9	$20,202	2.7
Restricted stock awards	11,891	2.3	10,591	2.4
Performance stock awards	8,839	2.4	—	—

Total unrecognized compensation cost	$39,217	2.6	$30,793	2.6